Label	Element	Value
TCU Prospectus | Ultra-Short Duration Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Ultra-Short Duration Portfolio (formerly, the Ultra-Short Duration Government Portfolio)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Ultra-Short Duration Portfolio seeks to achieve a high level of current income, consistent with low volatility of principal, by investing in obligations authorized under the Federal Credit Union Act.

Expense [Heading]	rr_ExpenseHeading	Portfolio Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold TCU Shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account.  These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance.  During the most recent fiscal year, the Portfolio’s turnover rate was 157% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1.23%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in TCU Shares of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses for TCU Shares of the Portfolio remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
In seeking to achieve its investment objective, the Portfolio will only invest in obligations that are authorized by the Federal Credit Union Act and the rules and regulations thereunder.

Investments: The Portfolio, under normal circumstances, invests substantially all of its assets (and at least 80%, measured at the time of purchase) in fixed-income securities consisting of the following:

■
Securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”) and related custodial receipts

■	Repurchase agreements secured with obligations authorized by the Federal Credit Union Act

■
U.S. dollar denominated bank notes issued or guaranteed by banks with total assets exceeding $1 billion with weighted average maturities of less than 5 years, but only to the extent permitted under the Federal Credit Union Act and the rules and regulations thereunder.

The Portfolio expects that a substantial portion of its assets will be invested in mortgage-related securities. The Portfolio may also invest in non-U.S. government related securities, including bank notes and repurchase agreements secured by non-U.S. government related collateral. While there will be fluctuations in the net asset value (“NAV”) of the Portfolio, the Portfolio is expected to have less interest rate risk and asset value fluctuation than funds investing primarily in longer-term mortgage-backed securities paying a fixed rate of interest.

Portfolio Duration (under normal interest rate conditions):

The Portfolio’s target duration is approximately that of the ICE BofAML US 3-Month Treasury Bill Index and its maximum duration is that of a One-Year U.S. Treasury Security (the Portfolio’s duration approximates its price sensitivity to changes in interest rates).  Over the past ten years, the duration of the ICE BofAML US 3-Month Treasury Bill Index and a One-Year Treasury Security have been approximately 0.20 and 0.91, respectively.

Expected Approximate Interest Rate Sensitivity: Three-Month Treasury Bill

Benchmark: ICE BofAML US 3-Month Treasury Bill Index

Investment Adviser’s Investment Philosophy:

The Investment Adviser believes that:

■	A portfolio of fixed income securities with wide risk-adjusted spreads properly matched to the duration of the market has the potential to produce a total return in excess of the market return

■
The incremental return available from security selection, based on careful relative-value analysis and market research, has the potential to be significantly greater and more consistent than the incremental return from predicting the direction of interest rates

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Within the investment grade fixed income market, the spread sectors have the potential to offer the greatest opportunity for excess return through security selection. The Portlfolio invests primarily in investment grade debt obligations of domestic issuers. Investment grade debt obligations are rated within the top four rating categories by a Nationally Recognized Statistical Rating Organization (“NRSRO”) or determined by the Portfolio’s investment adviser to be of comparable quality.

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A strong commitment to market research and experienced fixed income professionals has the opportunity to provide a better understanding of fixed income security relative value, with the goal being the identification of high credit quality investments that generate risk-adjusted returns in excess of the market return

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Portfolio
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
■
Call Risk—The risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio (such as a mortgage-backed security) earlier than expected. This may happen when there is a decline in interest rates. Under these circumstances, the Portfolio may be unable to recoup all of its initial investment and will also suffer from having to reinvest in lower yielding securities.

■	Counterparty Risk—The risk that the other party to a transaction will not fulfill its contractual obligations.

■
Credit/Default Risk—The risk that an issuer or guarantor of fixed income securities held by the Portfolio may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Portfolio’s liquidity and cause significant NAV deterioration.

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Cybersecurity Risk—The risk of an unauthorized breach and access to fund assets, customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Portfolio, the investment adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality. Successful cyber-attacks or other cyber-failures or events affecting the Portfolio or its service providers may adversely impact the Portfolio or its shareholders.

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Extension Risk—The risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio (such as a mortgage-backed security) later than expected. This may happen when there is a rise in interest rates. Under these circumstances, the value of the obligation will decrease, and the Portfolio will also suffer from the inability to invest in higher yielding securities.

■
Interest Rate Risk—The risk that during periods of rising interest rates, the Portfolio’s yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Portfolio’s yield (and the market value of its securities) will tend to be higher. If interest rates rise, the Portfolio’s yield may not increase proportionately. When interest rates rise, prices of debt securities generally decline.  The longer the duration of the Portfolio’s debt securities, the more sensitive they will be to interest rate changes (as a general rule, a 1% rise in interest rates means a 1% fall in value for ever year of duration).  Given that the Federal Reserve has ended its quantitative easing program and has begun to raise rates, the Portfolio may face a heightened level of interest rate risk.   A low interest rate environment poses additional risks to the Portfolio’s performance.

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Large Shareholder Purchase and Redemption Risk—The risk that the Portfolio may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Portfolio. Such large shareholder redemptions may cause the Portfolio to sell its securities at times when it would not otherwise do so, which may negatively impact the Portfolio’s NAV and liquidity. Similarly, large share purchases may adversely affect the Portfolio’s performance to the extent that the Portfolio is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. In addition, a large redemption could result in the Portfolio’s current expenses being allocated over a smaller asset base, leading to an increase in the Portfolio’s expense ratio.

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Liquidity Risk—The risk that the Portfolio may make investments that may be illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Portfolio will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Portfolio may be forced to sell securities at an unfavorable time and/or under unfavorable conditions. In October 2016, the Securities and Exchange Commission (the “SEC”) adopted Rule 22e-4 under the Investment Company Act of 1940 (the “1940 Act”), which mandates certain liquidity risk management practices for open-end funds, including the Portfolio, by 2018. The precise impact the rule will have on the Portfolio and on the open-end fund industry has not yet been determined, but any related changes may negatively affect the Portfolio’s expenses, yield and return potential.

■	Management Risk—The risk that a strategy used by the Portfolio’s investment adviser may fail to produce the intended results.

■
Market Risk— The risk that the value of the securities in which the Portfolio invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Price changes may be temporary or last for extended periods. The Portfolio’s investments may be overweighted from time to time in one or more industry sectors or countries, which will increase the Portfolio’s exposure to risk of loss from adverse developments affecting those sectors or countries.

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Mortgage-Backed Securities Risk— Mortgage-related securities are subject to certain additional risks, including “extension risk” (i.e., in periods of rising interest rates, issuers may pay principal later than expected) and “prepayment risk” (i.e., in periods of declining interest rates, issuers may pay principal more quickly than expected, causing the Portfolio to reinvest proceeds at lower prevailing interest rates).

■	Portfolio Turnover Rate Risk—A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which must be borne by the Portfolio and its shareholders.

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U.S. Government Securities Risk—The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. Government Securities including securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks are neither issued nor guaranteed by the United States Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Portfolio may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future.

As with any mutual fund, it is possible to lose money on an investment in the Portfolio. An investment in the Portfolio is not a deposit of any credit union and is not insured or guaranteed by the National Credit Union Share Insurance Fund, the National Credit Union Administration (the “NCUA”) or any other governmental agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, it is possible to lose money on an investment in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit of any credit union and is not insured or guaranteed by the National Credit Union Share Insurance Fund, the National Credit Union Administration (the “NCUA”) or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide an indication of the risks of investing in the Portfolio by showing: (a) changes in the performance of TCU Shares of the Portfolio from year to year for the last ten calendar years; and (b) the average annual total returns of TCU Shares of the Portfolio for the 1-year, 5-year, 10-year and since inception periods and how such returns compare to those of broad-based securities market indices. The Portfolio’s past performance is not necessarily an indication of how it will perform in the future. Updated performance information is available and may be obtained on the Fund’s website at www.trustcu.com and/or by calling 1-800-342-5828 or 1-800-237-5678.

The Portfolio changed its investment strategy effective December 31, 2018.  Performance information for periods prior to December 31, 2018 does not reflect the current investment strategy.  In connection with the change in investment strategy, the Fund changed its name from the Ultra-Short Duration Government Portfolio to the Ultra-Short Duration Portfolio.  Prior to October 1, 2012, the Portfolio offered only one class of shares, which have been redesignated TCU Shares. Effective April 17, 2017, the Portfolio engaged a new investment adviser. Returns for periods prior to April 17, 2017, reflect the management of the Portfolio by the previous investment adviser.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risks of investing in the Portfolio by showing: (a) changes in the Portfolio's performance from year to year for the last ten calendar years; and (b) the Portfolio’s average annual total returns for the 1-year, 5-year, 10-year and since inception periods and how such returns compare to those of broad-based securities market indices.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-342-5828 or 1-800-237-5678
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.trustcu.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance is not necessarily an indication of how it will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
TOTAL RETURN	CALENDAR YEAR
The total return for the 9-month period ended September 30, 2018 was 0.84%.
Best Quarter : Q4 2008 1.75%
Worst Quarter: Q2 2013 -0.21%

Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	Investor Shares of the Portfolio commenced operations on November 30, 2012. The returns shown below since November 30, 2012, represent the returns for Investor Shares of the Portfolio. The returns shown below for periods prior to November 30, 2012 represent the returns for TCU Shares of the Portfolio, which are offered in a separate prospectus. TCU Shares and Investor Shares of the Portfolio should have returns that are substantially the same because they represent investments in the same portfolio securities and differ only to the extent that they have different expenses.
Year to Date Return, Label	rr_YearToDateReturnLabel	The total return for the 9-month period ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.84%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter :
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.75%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.21%)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective December 31, 2018, the Portfolio added the ICE BofAML US 3-Month Treasury Bill Index as its primary benchmark to better reflect the current target duration and strategy of the Portfolio.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses)
Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN For the period ended December 31, 2017
TCU Prospectus | Ultra-Short Duration Portfolio | ICE BofAML US 3-Month Treasury Bill Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	ICE BofAML US 3-Month Treasury Bill Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.86%	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.27%	[1]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.39%	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.71%	[1],[2]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 01, 1991	[1]
TCU Prospectus | Ultra-Short Duration Portfolio | Bloomberg Barclays Short (1-2 Year) Government Index (reflects no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Bloomberg Barclays Short (1-2 Year) Government Index (reflects no deduction for fees or expenses)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.41%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.47%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.25%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.46%	[3]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 1992
TCU Prospectus | Ultra-Short Duration Portfolio | ICE BofAML Six-Month U.S. Treasury Bill Index (reflects no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	ICE BofAML Six-Month U.S. Treasury Bill Index (reflects no deduction for fees or expenses)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.95%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.43%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.71%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.98%	[2]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 01, 1991
TCU Prospectus | Ultra-Short Duration Portfolio | ICE BofAML One-Year U.S. Treasury Note Index (reflects no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	ICE BofAML One-Year U.S. Treasury Note Index (reflects no deduction for fees or expenses)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.57%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.38%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.90%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.23%	[2]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 01, 1991
TCU Prospectus | Ultra-Short Duration Portfolio | TCU Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fees	rr_RedemptionFeeOverRedemption	none
Exchange Fees	rr_ExchangeFeeOverRedemption	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Administration Fees	rr_Component1OtherExpensesOverAssets	0.05%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.25%	[4]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.35%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 36
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	113
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	197
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 443
Annual Return 2008	rr_AnnualReturn2008	4.21%
Annual Return 2009	rr_AnnualReturn2009	2.27%
Annual Return 2010	rr_AnnualReturn2010	0.79%
Annual Return 2011	rr_AnnualReturn2011	0.67%
Annual Return 2012	rr_AnnualReturn2012	0.58%
Annual Return 2013	rr_AnnualReturn2013	(0.19%)
Annual Return 2014	rr_AnnualReturn2014	0.26%
Annual Return 2015	rr_AnnualReturn2015	(0.01%)
Annual Return 2016	rr_AnnualReturn2016	0.22%
Annual Return 2017	rr_AnnualReturn2017	0.71%
Label	rr_AverageAnnualReturnLabel	Ultra-Short Duration Portfolio (formerly, the Ultra-Short Duration Government Portfolio)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.71%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.20%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.95%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.73%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 10, 1991

[1]	Effective December 31, 2018, the Portfolio added the ICE BofAML US 3-Month Treasury Bill Index as its primary benchmark to better reflect the current target duration and strategy of the Portfolio.
[2]	Since August 1, 1991.
[3]	Since December 1, 1992.
[4]	Expenses have been restated to reflect current fees.